Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Leases [Abstract]
Leases
9.	Leases
The Company’s operating lease obligations as of September 30, 2020 relate solely to the leasing of office space in a building at 395 Oyster Point Boulevard in South San Francisco, California, which is currently the Company’s headquarters. The lease was entered into in January 2014 and was amended several times since 2014. The lease was last amended in December 2017 to extend the expiration date to June 30, 2021, with an option to extend the lease for two additional years. The Company did not assume the option to extend the lease term for two additional years in its determination of the lease term as the exercise of the option was not reasonably certain when the lease was last amended in December 2017. The remaining lease term as of September 30, 2020 was nine months.
The cash paid for operating lease liability was $0.2 million and $0.5 million for the three and nine months ended September 30, 2020, respectively.
Maturity of lease liability is as follows (in thousands):

Through December 31,
2020	$147
2021	294

Total rental payments	441
Less imputed interest	(32)

Present value of lease liability	$409

The Company recognizes rent expense on a straight-line basis. The Company recorded rent expense of $0.1 million for each of the three months ended September 30, 2020 and 2019. The Company recorded rent expense of $0.4 million for each of the nine months ended September 30, 2020 and 2019.

13.	Leases
The Company’s operating lease obligations as of December 31, 2019 relate solely to the leasing of office space in a building at 395 Oyster Point Boulevard in South San Francisco, California, which is currently the Company’s headquarters. The lease was entered into in January 2014 and was amended several times since 2014. The lease was last amended in December 2017 to extend the expiration date to June 30, 2021, with an option to extend the lease for two additional years. The Company did not assume the option to extend the lease term for two additional years in its determination of the lease term as the exercise of the option was not reasonably certain when the lease was last amended in December 2017. The remaining lease term as of December 31, 2019 was 1.5 years.
The cash paid for operating lease liability was $0.6 million and the ROU asset obtained in exchange for new operating lease liability was $1.4 million, for the year ended December 31, 2019.
Maturity of lease liability is as follows (in thousands):

Through December 31,	Payments
2020	$579
2021	294

Total rental payments	873
Less imputed interest	(56)

Present value of lease liability	$817

The Company recognizes rent expense on a straight-line basis. The Company recorded rent expense of $0.6 million and $0.4 million for the year ended December 31, 2019 and 2018, respectively.